UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,249,106 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARTIO GLOBAL INVS INC          COM CL A         04315B107     7909   310260 SH       DEFINED 1   2          310260        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3765   250000 SH  CALL DEFINED 1   2          250000        0        0
BARCLAYS BK PLC                IPATH SHRT ETN   06740C527     8752   256876 SH       DEFINED 1   2          256876        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    36921    11236 SH       DEFINED 1   2           11236        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    60833  2025730 SH       DEFINED 1   2         2025730        0        0
CVS CAREMARK CORPORATION       COM              126650100    14623   454000 SH       DEFINED 1   2          454000        0        0
DIRECTV                        COM CL A         25490A101   132875  3984246 SH       DEFINED 1   2         3984246        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    51682  1690063 SH       DEFINED 1   2         1690063        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    13451  1277357 SH       DEFINED 1   2         1277357        0        0
EOG RES INC                    COM              26875P101     4865    50000 SH  CALL DEFINED 1   2           50000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    34348  1465348 SH       DEFINED 1   2         1465348        0        0
HEWLETT PACKARD CO             COM              428236103    36750   713453 SH       DEFINED 1   2          713453        0        0
IESI BFC LTD                   COM              44951D108    30546  1906725 SH       DEFINED 1   2         1906725        0        0
INVENTIV HEALTH INC            COM              46122E105    13781   852248 SH       DEFINED 1   2          852248        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    23075   499998 SH       DEFINED 1   2          499998        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    30769  1288478 SH       DEFINED 1   2         1288478        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    17455  1610226 SH       DEFINED 1   2         1610226        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    65211  1504986 SH       DEFINED 1   2         1504986        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    21746   470600 SH       DEFINED 1   2          470600        0        0
MF GLOBAL LTD                  SHS              G60642108    21257  3058626 SH       DEFINED 1   2         3058626        0        0
MICROSOFT CORP                 COM              594918104    25236   827955 SH       DEFINED 1   2          827955        0        0
MONSANTO CO NEW                COM              61166W101     4088    50000 SH  CALL DEFINED 1   2           50000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   188030  3760591 SH       DEFINED 1   2         3760591        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   108947  2178942 SH       OTHER   1   2               0  2178942        0
PFIZER INC                     COM              717081103    54093  2973772 SH       DEFINED 1   2         2973772        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     7375   391860 SH       DEFINED 1   2          391860        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    23973   223400 SH       DEFINED 1   2          223400        0        0
SPDR TR                        UNIT SER 1       78462F103    93866   842300 SH       DEFINED 1   2          842300        0        0
STRAYER ED INC                 COM              863236105    26049   122574 SH       DEFINED 1   2          122574        0        0
TFS FINL CORP                  COM              87240R107    49260  4057684 SH       DEFINED 1   2         4057684        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    37575  2098000 SH       DEFINED 1   2         2098000        0        0